UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13-F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2010

Check here if Amendment [  ]

Amendment Number:

This Amendment (Check only one.):

[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Cavalry Management Group, LLC
Address:  One California Street, Suite 3000, San Francisco, CA 94111


Form 13F File Number: 028-13913


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William Bindeman
Title:    Chief Financial Officer
Phone:    415-439-7013

Signature, Place, and Date of Signing:

/s/: William Bindeman     San Francisco, CA    February 7, 2011

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:   N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   56

Form 13F Information Table Value Total:   $1,277,803

List of Other Included Managers: NONE

				TITLE OF		VALUE	SHARES /SH /	PUT /	INVSTMT OTHER	 VOTING AUTHORITY
ISSUER				CLASS	CUSIP		(x$1000)PRN AMT PRN	CALL	DSCRETN MGRS	SOLE	SHARED	NONE
ADTRAN INC			COM	00738A106	1414	39047	SH		SOLE		39047	0	0
AKAMAI TECHNOLOGIES INC 	COM	00971T101	21641	459947	SH		SOLE		459947	0	0
AMAZON COM INC			COM	023135106	51728	287378	SH		SOLE		287378	0	0
AMAZON COM INC			PUT	99OBV15C5	25812	143400	SH	PUT	SOLE		0	0	0
ANCESTRY.COM INC		COM	032803108	14304	505076	SH		SOLE		505076	0	0
APPLE COMPUTER INC		COM	037833100	135377	419697	SH		SOLE		419697	0	0
ARRIS GROUP INC 		COM	04269Q100	416	37055	SH		SOLE		37055	0	0
ATMEL CORP			COM	049513104	25847	2097951 SH		SOLE		2097951 0	0
CANADIAN SOLAR INC		COM	136635109	14844	1198084 SH		SOLE		1198084 0	0
CAVIUM NETWORKS INC		COM	14965A101	48647	1291063 SH		SOLE		1291063 0	0
COGNIZANT TECHNOLOGY SOLUTIONS CCL A	192446102	2238	30530	SH		SOLE		30530	0	0
CORNING INC			COM	219350105	8567	443401	SH		SOLE		443401	0	0
CTRIP.COM INTERNATIONAL LTD ADR ADR	22943F100	17312	427985	SH		SOLE		427985	0	0
DOLBY LABORATORIES INC CL A	COM	25659T107	23785	356595	SH		SOLE		356595	0	0
EXPEDIA INC DEL 		COM	30212P105	27086	1079566 SH		SOLE		1079566 0	0
FINISAR CORP			COM NEW 31787A507	59432	2001753 SH		SOLE		2001753 0	0
FABRINET ORDER MINES LTDCOM	COM	G3323L100	4707	218952	SH		SOLE		218952	0	0
GOOGLE INC			CL A	38259P508	100718	169568	SH		SOLE		169568	0	0
HARMONIC INC			COM	413160102	33821	3946488 SH		SOLE		3946488 0	0
EZCHIP SEMICONDUCTOR LTD	ORD	M4146Y108	694	24704	SH		SOLE		24704	0	0
IXIA				COM	45071R109	9681	576912	SH		SOLE		576912	0	0
INFINERA CORP			COM	45667G103	13280	1285592 SH		SOLE		1285592 0	0
INPHI CORP			COM	45772F107	1520	75641	SH		SOLE		75641	0	0
LOGMEIN INC			COM	54142L109	10994	247956	SH		SOLE		247956	0	0
MAKEMYTRIP LTD			SHS	V5633W109	1284	47487	SH		SOLE		47487	0	0
MERCADOLIBRE INC		COM	58733R102	16661	250000	SH		SOLE		250000	0	0
MICROSOFT CORP			COM	594918104	34589	1239292 SH		SOLE		1239292 0	0
MOTOROLA MOB WI 		COM	620097105	22919	787600	SH		SOLE		787600	0	0
NETFLIX INC			COM	64110L106	63542	361649	SH		SOLE		361649	0	0
NETEASE COM INC ADR		SP ADR	64110W102	3615	100000	SH		SOLE		100000	0	0
NXP SEMICONDUCTORS NV		COM	N6596X109	2224	106272	SH		SOLE		106272	0	0
OMNIVISION TECHNOLOGIES INC	COM	682128103	18385	620913	SH		SOLE		620913	0	0
OPENTABLE INC			COM	68372A104	431	6115	SH		SOLE		6115	0	0
PRICELINE COM INC		COM NEW 741503403	41873	104801	SH		SOLE		104801	0	0
QUALCOMM INC			COM	747525103	101315	2047183 SH		SOLE		2047183 0	0
REALD INC			COM	75604L105	33653	1298344 SH		SOLE		1298344 0	0
RED HAT INC			COM	756577102	19408	425138	SH		SOLE		425138	0	0
RIVERBED TECH INC		COM	768573107	8595	244373	SH		SOLE		244373	0	0
SINA CORP			ORD	G81477104	12456	181000	SH		SOLE		181000	0	0
SKYWORKS SOLUTIONS INC		COM	83088M102	11289	394291	SH		SOLE		394291	0	0
SOHU.COM INC			COM	83408W103	10158	160000	SH		SOLE		160000	0	0
SUNTECH POWER (GFR LISTING)	ADR	86800C104	12570	1569300 SH		SOLE		1569300 0	0
TECH DATA CORP			COM	878237106	14471	328735	SH		SOLE		328735	0	0
TRIDENT MICROSYSTEMS		COM	895919108	10681	6000712 SH		SOLE		6000712 0	0
UNIVERSAL DISPLAY CORP		COM	91347P105	29177	951928	SH		SOLE		951928	0	0
BAIDU COM (UKM LISTING) 	SPON ADR056752108	19238	199291	SH		SOLE		199291	0	0
TRINA SOLAR LTD 		SPON ADR89628E104	24286	1036971 SH		SOLE		1036971 0	0
PERFECT WORLD CO LTD		SPON ADR71372U104	5913	250000	SH		SOLE		250000	0	0
HISOFT TECHNOLOGY INTERNATIONAL COM	43358R108	17780	588744	SH		SOLE		588744	0	0
CAMELOT INFORMATION SYS 	ADS RP O13322V105	33414	1396899 SH		SOLE		1396899 0	0
CHINACACHE INTERNAT-SPON ADR	SP ADR	16950M107	745	35832	SH		SOLE		35832	0	0
RDA MICROELECTRONICS INC	SPON ADR749394102	2210	151276	SH		SOLE		151276	0	0
YOUKU.COM INC (UNLISTED ADR UL) SPON ADR98742U100	262	7471	SH		SOLE		7471	0	0
E-COMMERCE CHINA DANDANG, INC CLSPN ADS 26833A105	944	34866	SH		SOLE		34866	0	0
ISOFTSTONE HOLDINGS ADR 	SPON ADR46489B108	5484	301841	SH		SOLE		301841	0	0
LONGTOP FINANCIAL TECH		ADR	54318P108	44366	1226247 SH		SOLE		1226247 0	0